DERIVATIVE INSTRUMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Comprehensive income from derivatives before reclassifications	$ 1,739	$ 608	$ 374
Income reclassified from accumulated other comprehensive income (effective portion)	$ 1,597	$ 1,023	$ 228
Operating Expense [Member]
Description Of Location Of Foreign Currency Cash Flow Hedge Derivatives On Statement Of Operations	Operating expenses	Operating expenses
Income reclassified from accumulated other comprehensive income (effective portion)	$ 1,597	$ 1,023
Other Comprehensive Income (Loss) [Member]
Description Of Location Of Foreign Currency Cash Flow Hedge Derivatives On Statement Of Operations	Other comprehensive income (loss)	Other comprehensive income (loss)
Comprehensive income from derivatives before reclassifications	$ 1,739	$ 608